Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments in associates and joint ventures

	2021			2020
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted (Group)	24	—	24	24	—	24

Summarised financial information, equity accounted associates and joint ventures
Summarised financial information for the Barclays Bank Group’s equity accounted associates and joint ventures is set out below. The amounts shown are the Barclays Bank Group’s share of the comprehensive income of the investees for the year ended 31 December 2021, with the exception of certain undertakings for which the amounts are based on accounts made up to dates not earlier than three months before the balance sheet date.

	Associates		Joint ventures
	2021	2020	2021	2020
	£m	£m	£m	£m
(Loss)/profit from continuing operations	—	(1)	—	2
Other comprehensive income / (loss)	1	(3)	—	—
Total comprehensive income/(loss) from continuing operations	1	(4)	—	2